Income Taxes (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation of the expected income tax expense on income (loss) before income taxes using the statutory federal income tax
Expected income tax expense at 35%									$ (7,389)	$ (37,428)	$ (77,279)
Foreign tax rate differential									1,769	(10,481)	(2,348)
Foreign tax differences									4,104	6,444	16,808
State and local taxes									41	(42)	485
Nondeductible expenses									578	(1,584)	(58)
Goodwill impairment									0	9,444	0
Expired Capital Loss									15,950
Valuation allowance:
Valuation allowance on equity in losses of INOVA Geophysical									0	17,644	7,871
Valuation allowance on expiring capital losses									(15,950)	0	0
Valuation allowance on operations									4,941	36,585	80,241
Income tax expense	$ 447	$ 2,082	$ 532	$ 983	$ 6,321	$ 8,345	$ 653	$ 5,263	$ 4,044	$ 20,582	$ 25,720